LOAN PAYABLE (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) d
Statement [Line Items]
Loan Payable 1 | $	$ 500,000
Loan Payable 2	5.00%
Loan Payable 3 | d	180
Loan Payable 4 | d	180
Loan Payable 5 | $	$ 28,816